ACQUISITIONS AND DISPOSALS (Schedule of Pro forma Results) (Details) - CHS [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Net revenues	¥ 625,479	¥ 643,764
Net income	¥ 165,626	¥ 25,119